Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,730,420,500.00
Previously Paid Amount	0.00
Total Fee Amount	515,171.07
Total Offset Amount	0.00
Net Fee	515,171.07
Narrative - Max Aggregate Offering Price	$ 3,730,420,500.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true